Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 28, 2015
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2015